Basis of preparation - Consolidated Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Disclosure of initial application of standards or interpretations [line items]
Loss before other items	$ (6,045,986)	$ (10,290,606)		$ (2,910,605)
Net loss for the year	(2,158,065)	(7,718,882)		(1,579,274)
Total comprehensive loss for the year	$ (2,158,065)	$ (7,847,027)		$ (1,428,810)
Basic loss per common share | $ / shares	$ (1.09)	$ (5.22)		$ (1.44)
Diluted loss per common share | $ / shares	$ (1.09)	$ (5.22)		$ (1.44)
As reported
Disclosure of initial application of standards or interpretations [line items]
Loss before other items			$ (13,385,051)		$ (3,649,523)
Net loss for the year			(9,485,309)		(1,652,282)
Total comprehensive loss for the year			$ (9,485,309)		$ (1,652,282)
Basic loss per common share | $ / shares			$ (6.41)		$ (1.51)
Diluted loss per common share | $ / shares			$ (6.41)		$ (1.51)